Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Adjustment to closing equity in respect of hyperinflation in Türkiye and Ghana	Adjusted balance	Equity attributable to parent company shareholder	Equity attributable to parent company shareholder Adjustment to closing equity in respect of hyperinflation in Türkiye and Ghana	Equity attributable to parent company shareholder Adjusted balance	Share capital	Share capital Adjusted balance	Share premium	Share premium Adjusted balance	Capital redemption reserve	Capital redemption reserve Adjusted balance	Hedging and exchange reserve	Hedging and exchange reserve Adjusted balance	Total retained earnings	Total retained earnings Adjustment to closing equity in respect of hyperinflation in Türkiye and Ghana	Total retained earnings Adjusted balance	Own shares	Own shares Adjusted balance	Other retained earnings	Other retained earnings Adjustment to closing equity in respect of hyperinflation in Türkiye and Ghana	Other retained earnings Adjusted balance	Non-controlling interests	Non-controlling interests Adjustment to closing equity in respect of hyperinflation in Türkiye and Ghana	Non-controlling interests Adjusted balance
Beginning balance at Jun. 30, 2022		$ 11,511			$ 9,435			$ 875		$ 1,635		$ 3,896		$ (3,238)		$ 6,267			$ (2,223)		$ 8,490			$ 2,076
Retranslation impact of opening balances	[1]	0			0			36		68		162		(173)		(93)			(93)		0			0
Profit for the year		4,479			4,445											4,445					4,445			34
Other comprehensive (loss)/income		(482)			(382)									5		(387)					(387)			(100)
Total comprehensive (loss)/income for the year		3,997			4,063									5		4,058					4,058			(66)
Employee share schemes		59			59											59			30		29
Share-based incentive plans		58			58											58					58
Share-based incentive plans in respect of associates		6			6											6					6
Tax on share-based incentive plans		7			7											7					7
Share-based payments and purchase of own shares in respect of subsidiaries		6			4											4					4			2
Purchase of non-controlling interests		(178)			(136)											(136)					(136)			(42)
Associates' transactions with non-controlling interests		(8)			(8)											(8)					(8)
Unclaimed dividend		1			1											1					1			0
Change in fair value of put option		(19)			(19)											(19)					(19)
Share buyback programme		(1,543)			(1,543)			(13)				13				(1,543)					(1,543)
Dividends declared as distributions to non-controlling interests																								(117)
Dividend declared as distributions to owners		(2,188)			(2,071)											(2,071)					(2,071)
Equity at end of period at Jun. 30, 2023		11,709	$ 51	$ 11,760	9,856	$ 41	$ 9,897	898	$ 898	1,703	$ 1,703	4,071	$ 4,071	(3,406)	$ (3,406)	6,590	$ 41	$ 6,631	(2,286)	$ (2,286)	8,876	$ 41	$ 8,917	1,853	$ 10	$ 1,863
Profit for the year		4,166			3,870											3,870					3,870			296
Other comprehensive (loss)/income		(485)			(466)									(767)		301					301			(19)
Total comprehensive (loss)/income for the year		3,681			3,404									(767)		4,171					4,171			277
Employee share schemes		48			48											48			36		12
Share-based incentive plans		43			43											43					43
Share-based incentive plans in respect of associates		5			5											5					5
Share-based payments and purchase of own shares in respect of subsidiaries		(10)			(6)											(6)					(6)			(4)
Purchase of non-controlling interests		(223)			(246)											(246)					(246)			23
Tax on purchase of non-controlling interests		53			53											53					53			0
Unclaimed dividend		1			1											1					1
Change in fair value of put option		73			73											73					73
Share buyback programme		(997)			(997)			(11)				11				(997)					(997)
Dividends declared as distributions to non-controlling interests																								(121)
Dividend declared as distributions to owners		(2,364)			(2,243)											(2,243)					(2,243)
Equity at end of period at Jun. 30, 2024		12,070			10,032			887		1,703		4,082		(4,173)		7,533			(2,250)		9,783			2,038
Profit for the year		2,538			2,354									0		2,354					2,354			184
Other comprehensive (loss)/income		803			804									545		259					259			(1)
Total comprehensive (loss)/income for the year		3,341			3,158									545		2,613					2,613			183
Employee share schemes		33			33											33			22		11
Share-based incentive plans		59			59											59					59
Share-based incentive plans in respect of associates		4			4											4					4
Tax on share-based incentive plans		3			3											3					3
Share-based payments and purchase of own shares in respect of subsidiaries		(6)			(4)											(4)					(4)			(2)
Purchase of non-controlling interests		(7)			(7)											(7)					(7)
Change in non-controlling interests from sale of business		9																						9
Change in fair value of put option		89			89											89					89
Share buyback programme								0
Reversal of share buyback transaction cost		21			21											21					21
Dividends declared as distributions to non-controlling interests																								(140)
Dividend declared as distributions to owners		(2,438)			(2,298)											(2,298)					(2,298)
Equity at end of period at Jun. 30, 2025		$ 13,178			$ 11,090			$ 887		$ 1,703		$ 4,082		$ (3,628)		$ 8,046			$ (2,228)		$ 10,274			$ 2,088

[1]	Includes foreign translation differences arising from the retranslation of reserves due to the change in the group’s presentation currency.